Segment Information (Schedule of Revenues Attributed to Geographical Areas) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Revenues	¥ 9,315,807	¥ 8,968,546	¥ 10,000,369
Consolidated total revenues	10.00%
Japan [Member]
Revenues	5,269,259	5,313,790	5,861,448
Asia [Member]
Revenues	2,073,756	1,699,071	1,911,290
North America [Member]
Revenues	781,139	729,698	899,550
Europe [Member]
Revenues	760,011	824,697	904,425
Other Areas [Member]
Revenues	431,642	401,290	423,656
China Mainland [Member]
Revenues	1,188,555	991,653	1,078,582
Subtotal [Member]
Revenues	¥ 4,046,548	¥ 3,654,756	¥ 4,138,921